Schedule of construction cost (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Costs And Expenses
Personnel and managers	R$ 100	R$ 83	R$ 85
Materials	1,150	775	595
Outsourced services	682	598	421
Others	104	125	99
Construction cost	R$ 2,036	R$ 1,581	R$ 1,200